Life insurance sensitivity analysis	12 Months Ended
Dec. 31, 2023
Disclosure of information about defined benefit plans [abstract]
Life insurance sensitivity analysis
Note 36: Life insurance sensitivity analysis
Critical accounting judgements and key sources of estimation uncertainty

Key sources of estimation uncertainty:	Future investment returns, mortality rates and expenses, annuitant mortality, future maintenance and investment expenses, widening of credit default spreads and increase in illiquidity premia
The following table demonstrates the effect of reasonably possible changes in key assumptions on profit before tax and equity disclosed in these financial statements assuming that the other assumptions remain unchanged. In practice this is unlikely to occur, and changes in some assumptions may be correlated. The sensitivities below are on a gross of reinsurance basis, which do not differ materially from the sensitivities net of reinsurance. These amounts include movements in liabilities relating to insurance and participating investment contracts and related assets in order to demonstrate the impacts on shareholder profit and equity. Therefore, these sensitivities have not been applied to the proportion of assets and liabilities where the risks are borne by the policyholder and where assets and liabilities are well matched so as not to have a significant impact on shareholder profit.

		2023		2022
	Change in variable	Increase (reduction) in profit before tax £m	Increase (reduction) in equity £m	Increase (reduction) in profit before tax £m	Increase (reduction) in equity £m
Key sources of estimation uncertainty
Annuitant mortality[1]	5% reduction	70	52	85	69
	5% increase	(75)	(56)	(101)	(82)
Future maintenance and investment expenses[2]	10% reduction	29	21	28	23
	10% increase	(29)	(21)	(28)	(23)
Risk free rate, including illiquidity premia[3]	1% reduction	393	294	357	289
	1% increase	(333)	(250)	(317)	(256)
Widening of credit default spreads on corporate bonds[4]	0.25% addition	(316)	(237)	(276)	(224)
Other accounting estimates
Non-annuitant mortality and morbidity[5]	5% reduction	63	47	54	44
	5% increase	(63)	(47)	(54)	(44)
Lapse rates[6]	10% reduction	(11)	(8)	(2)	(2)
	10% increase	8	6	1	1
1    This sensitivity shows the impact on the annuity and deferred annuity business of reducing/increasing mortality rates to 95/105 per cent of the expected rate.
2    This sensitivity shows the impact of reducing/increasing maintenance expenses and investment expenses to 90/110 per cent of the expected rate.
3    This sensitivity shows the impact of a 100 basis point increase/decrease in the risk-free rate, including illiquidity premia. This impacts both the related assets and liabilities.
4    This sensitivity shows the impact of a 25 basis point increase in credit default spreads on corporate bonds and the corresponding reduction in market values. Swap curves, the risk-free rate and illiquidity premia are all assumed to be unchanged and therefore this sensitivity impacts the related assets.
5    This sensitivity shows the impact of reducing/increasing mortality and morbidity rates on non-annuity business to 95/105 per cent of the expected rate.
6    This sensitivity shows the impact of reducing/increasing lapse and surrender rates to 90/110 per cent of the expected rate.